                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CVentures, Inc.
Address:   4350 S. Monaco Street, 5th Floor
           Denver, CO 80237

Form 13F File Number: 028-12116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Larry A. Mizel
Title:   President
Phone:   303-565-2400

Signature, Place, and Date of Signing:

/s/ Larry A. Mizel                      Denver, CO          May 10, 2007
-------------------------------------   -----------------   -------------------
[Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             0

Form 13F Information Table Value Total:            $0
                                          (thousands)

NOTE: Confidential information has been omitted from the public Form 13F report, is subject to a request for confidential treatment under Rule 24b-2 of the Securities Exchange Act of 1934, and has been filed separately with the Secretary of the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

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                                    TITLE OF              VALUE   SHARES/  SH/  PUT/  INVSTMNT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                        CLASS     CUSIP   [x$1000]  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
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NOTE: The confidential information included on this Information Table has been omitted from the public Form 13F report and filed separately with the Commission as provided under Rule 24b-2 of the Securities Exchange Act of 1934.